Current assets - cash and cash equivalents - Summary of cash and cash equivalents (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021	Jun. 30, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 5,241,000	$ 7,361,000
Cash and cash equivalents	$ 5,241,197	$ 7,361,112	$ 27,587,000	$ 27,587,000	$ 8,764,000